Property, plant, equipment and development costs (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,				Changes in	Reclassifications	December 31,
	2021	Additions	Disposals	Sales	estimations	and transfers	2021	Additions	Disposals	Sales	estimations	and transfers	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	17,650	—	—	—	—	53	17,703	—	—	—	—	1,062	18,765
Mining concessions (f)	151,873	—	—	—	—	—	151,873	—	—	—	—	—	151,873
Development costs	813,232	31,749	—	—	—	—	844,981	59,702	—	—	—	—	904,683
Buildings, constructions and other	1,343,060	31	(11)	—	—	7,315	1,350,395	—	(123)	—	—	3,510	1,353,782
Machinery and equipment	883,192	5	(393)	(249)	—	19,842	902,397	10	(41,053)	(34)	—	12,695	874,015
Transportation units	8,409	70	(152)	(934)	—	269	7,662	15	(277)	(1,816)	—	73	5,657
Furniture and fixtures	11,737	33	(98)	—	—	98	11,770	—	(702)	(4)	—	7	11,071
Units in transit	3,381	—	(506)	—	—	—	2,875	12,811	—	—	—	—	15,686
Work in progress	34,934	40,768	(1,838)	—	—	(27,577)	46,287	65,577	(3,049)	—	—	(17,347)	91,468
Stripping activity asset (g)	152,597	17,653	(6,763)	—	—	—	163,487	26,669	—	—	—	—	190,156
Right-of-use asset (e)	16,259	—	—	—	2,973	—	19,232	—	—	—	11,712	—	30,944
Mine closure costs	335,654	—	—	—	(3,272)	—	332,382	—	—	—	(21,869)	—	310,513
	3,771,978	90,309	(9,761)	(1,183)	(299)	—	3,851,044	164,784	(45,204)	(1,854)	(10,157)	—	3,958,613
Accumulated depreciation and amortization:
Mining concessions (f)	40,270	7	-	-	—	—	40,277	6	—	—	—	—	40,283
Development costs	340,999	20,582	-	-	—	—	361,581	26,907	—	—	—	—	388,488
Buildings, construction and other	698,324	66,445	(3)	-	—	928	765,694	58,345	(121)	—	—	—	823,918
Machinery and equipment	686,466	56,384	(340)	(170)	—	—	742,340	42,698	(40,355)	(34)	—	—	744,649
Transportation units	7,083	604	(143)	(894)	—	—	6,650	478	(153)	(1,803)	—	—	5,172
Furniture and fixtures	9,824	601	(97)	-	—	—	10,328	548	(651)	(4)	—	—	10,221
Stripping activity asset	111,455	14,039	-	-	—	6,665	132,159	21,769	—	—	—	—	153,928
Right-of-use asset (e)	9,081	4,813	-	-	—	—	13,894	4,290	—	—	—	—	18,184
Mine closure costs	191,840	14,819	-	-	—	7,173	213,832	18,198	—	—	—	—	232,030
	2,095,342	178,294	(583)	(1,064)	—	14,766	2,286,755	173,239	(41,280)	(1,841)	—	—	2,416,873
Provision for impairment of long-lived assets:
Mine closure costs	13,207	—	(3,828)	—	(7,173)	(7,173)	2,206	—	—	—	—	—	2,206
Development costs	10,153	—	—	—	(6,665)	(6,665)	3,488	—	—	—	—	—	3,488
Property, plant and other	2,915	19,874	(1,136)	—	(928)	(928)	20,725	—	(19,874)	—	—	—	851
	26,275	19,874	(4,964)	—	(14,766)	(14,766)	26,419	—	(19,874)	—	—	—	6,545

Net cost	1,650,361						1,537,870						1,535,195

Schedule of estimates prices for the current and long-term periods

Estimated prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2022 -

	2023	2024-2026
	US$	US$

Gold	1,750 / Oz	1,735 / Oz
Silver	21.00 / Oz	23.17 / Oz
Copper	7,900 / MT	9,625 / MT
Zinc	3,000 / MT	2,648 / MT
Lead	1,900 / MT	2,181 / MT

As of December 31, 2021 -

	2022	2023-2025
	US$	US$

Gold	1,700 / Oz	1,764 / Oz
Silver	24.00 / Oz	27.30 / Oz
Copper	8,500 / MT	8,705 / MT
Zinc	2,600 / MT	2,616 / MT
Lead	2,000 / MT	2,313 / MT

Schedule of net assets for right in use

	2022	2021
	US$(000)	US$(000)
Buildings	10,484	2,088
Transportation units	1,380	2,501
Machinery and equipment	896	749

	12,760	5,338

Summary of recovery amounts of long lived assets

	2022	2021	2020
	US$	US$	US$

Uchucchacua	146,114	196,545	244,795
Río Seco	50,808	18,671	N/A
Orcopampa	51,911	43,128	57,650
La Zanja	35,011	51,044	20,736
Julcani	N/A	N/A	40,642
El Brocal	N/A	N/A	761,081

Schedule of discount rate

In calculating the value in use, as of December 31, 2022 and 2021 the following discount rates were applied to the post-tax cash flows:

	2022		2021
	Post-Tax	Pre-Tax	Post-Tax	Pre-Tax
	%	%	%	%

Uchucchacua	8.12	12.52	6.04	9.31
Orcopampa	8.12	12.52	6.04	9.31
Río Seco	10.60	16.34	7.86	12.12
La Zanja	9.13	14.08	7.01	10.81

Schedule of distribution of depreciation expenses

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	147,032	159,652	174,103
Unabsorbed cost due to production stoppage	14,877	4,569	10,764
Cost of sales of services	8,153	8,109	8,461
Administrative expenses	1,886	4,741	3,142
Property, plant, equipment and development costs	1,039	963	833
Exploration in non-operating areas	101	114	111
Selling expenses	93	84	—
Other, net	49	48	46
Discontinued operations, note 1(e)	9	14	2,126

	173,239	178,294	199,586

Sociedads Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2022 and 2021 are shown below:

	December 31,			Adjustments			December 31,		Adjustments			December 31,
	2020	Additions		and changes in	Disposals	Transfers	2021	Additions	and changes in	Disposals	Transfers	2022
				estimates					estimates
	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,905	—		—	—	5,477	30,382	—	—	—	2,820	33,202
Buildings and other constructions	2,589,004	—		430	(913)	7,885	2,596,406	—	1,041	(61)	11,063	2,608,449
Machinery and equipment	4,985,749	—		(430)	(14,967)	128,007	5,098,359	—	(1,041)	(54,732)	155,044	5,197,630
Transportation units	30,098	—		—	(1,132)	4,416	33,382	—	—	—	2,995	36,377
Furniture and fixtures	949	—		—	(377)	—	572	—	—	—	—	572
Other equipment	30,965	—		—	(92)	4,522	35,395	—	—	(58)	885	36,222
Construction in progress and in-transit units	118,430	158,599	(a)	(195)	—	(150,307)	126,527	227,216	(19)	—	(169,459)	184,265
Stripping activity asset (see Note 2(i))	945,637	214,192		—	—	—	1,159,829	304,198	—	—	—	1,464,027
Asset retirement costs (see Note 11(b))	204,567	—		(18,271)	—	—	186,296	—	(17,812)	—	—	168,484
Right-of-use assets (b)	96,451	4,099		—	(1,650)	—	98,900	4,941	—	(3,137)	(3,348)	97,356
	9,026,755	376,890		(18,466)	(19,131)	—	9,366,048	536,355	(17,831)	(57,988)	—	9,826,584

Accumulated depreciation
Buildings and other constructions	456,213	66,846		236	(914)	—	522,381	72,899	655	(14)	—	595,921
Machinery and equipment	2,305,568	279,531		(236)	(14,891)	—	2,569,972	272,528	(655)	(54,519)	141	2,787,467
Transportation units	17,698	1,969		—	(1,040)	—	18,627	2,160	—	—	—	20,787
Furniture and fixtures	904	23		—	(376)	—	551	21	—	—	—	572
Other equipment	21,240	2,942		—	(92)	—	24,090	3,136	—	(58)	—	27,168
Stripping activity asset	678,041	113,530		—	—	—	791,571	134,186	—	—	—	925,757
Asset retirement costs	31,526	5,388		—	—	—	36,914	4,770	—	—	—	41,684
Right-of-use assets (b)	19,589	12,459		—	(1,640)	—	30,408	12,708	—	(3,124)	(141)	39,851
	3,530,779	482,688		—	(18,953)	—	3,994,514	502,408	—	(57,715)	—	4,439,207

Net cost	5,495,976						5,371,534					5,387,377
(a)

As of December 31, 2022 additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$ 55.5 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$36.1 million), (iii) mine support equipment (US$32.6 million), (iv) belt replacement projects (US$11.1 million), (v) a direct flotation reactor technology project (US$11.0 million), (vi) the purchase of stators for ball mills (US$10.7 million), and (vii) installation of flotation recovery technology (US$8.5 million).

As of December 31, 2021, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$30.1 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$ 28.9 million), (iii) the purchase of stators for ball mills (US$ 18.7 million), (iv) the purchase of mine support equipment (US$ 17.3 million), (v) major maintenance on shovels (US$ 9.2 million), (vi) the purchase of rollers (US$ 9.0 million), (vii) belt replacement projects (US$ 7.9 million), (viii) major components of the primary crusher (US$ 4.3 million), (ix) haul trucks beds (US$ 3.2 million) and (x) projects for the optimization of the Company’s operating processes (US$ 2.5 million).

Schedule of net assets for right in use

As of December 31, 2022, additions to construction in progress include capitalized interest with an average rate of 4.25% primarily related to (i) capital projects for the maintenance truck shop (US$1.5 million), (ii) tailings dam projects (US$1.2 million), (iii) the purchase of stators for ball mills (US$0.1 million) and (iv) other projects (US$0.3 million).

As of December 31, 2021, additions to construction in progress include capitalized interest with an average rate of 2.88% primarily related to (i) capital projects for the maintenance truck shop (US$ 1.0 million), (ii) tailings dam projects (US$ 0.4 million), (iii) the purchase of stators (US$ 0.2 million) and (iv) other projects US$ 0.3 million).

(b)  Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2022 and 2021:

	December			December				December
	31, 2020	Additions	Disposals	31, 2021	Additions	Disposals	Transfers	31, 2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	9,851	789	—	10,640	216	(365)	—	10,491
Buildings and other constructions	56,594	2,195	(873)	57,916	1,273	(2,668)	—	56,521
Machinery and equipment	30,006	1,115	(777)	30,344	3,452	(104)	(3,348)	30,344

	96,451	4,099	(1,650)	98,900	4,941	(3,137)	(3,348)	97,356

Accumulated depreciation
Land	2,897	1,732	—	4,629	1,949	(365)	—	6,213
Buildings and other constructions	10,575	7,480	(865)	17,190	7,216	(2,656)	—	21,750
Machinery and equipment	6,117	3,247	(775)	8,589	3,543	(103)	(141)	11,888
	19,589	12,459	(1,640)	30,408	12,708	(3,124)	(141)	39,851

Net cost	76,862			68,492				57,505